Consolidated Statements of Cash Flows (USD $)	8 Months Ended	9 Months Ended	11 Months Ended	20 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013
Cash flows from operating activities
Net loss	$ (3,311,969)	$ (3,105,939)	$ (4,386,993)	$ (7,492,931)
Non-cash transactions to reconcile net loss to cash used in operations
Depreciation and amortization	57,821	205,265	85,712	290,977
Amortization of original issued discount	0	277,056	65,589	342,645
Gain on change in fair value of preferred stock derivative liability	0	(94,386)		(94,386)
Cash used in operations
Increase in accrued interest included in notes payable	5,732	5,424	5,732	11,156
Decrease/(increase) in other receivable	0	(21)		(21)
Decrease/(increase) in prepaid expenses	(122,801)	213,633	(176,254)	37,379
Decrease/(increase) in inventory	0	25,361		25,361
Decrease/(increase) in VAT tax receivable	0	(118,893)		(118,893)
Increase in asset retirement obligation	0	5,286	14,860	20,146
Increase/(decrease) in accounts payable	998,338	306,630	933,702	1,240,332
Total cash used in operations	(2,372,879)	(2,280,584)	(3,457,652)	(5,738,236)
Cash flows from investing activities
Acquisition of Sulfatos Chile by Bluestone	892,294	0	892,294	892,294
Cash received in Power Save merger	38,572	0	38,572	38,572
Disposal of Power Save operations	(20,642)	0	(20,642)	(20,642)
Purchase of fixed assets	(1,101,414)	(440,985)	(830,676)	(1,271,661)
Total cash used in investing activities	(191,190)	(440,985)	79,548	(361,437)
Cash from financing activities
Proceeds from convertible notes	0	69,000		69,000
Proceeds from notes payable	79,454	0	79,454	79,454
Repayment of notes payable	(707,476)	(40,587)	(46,263)	(86,850)
Proceeds from notes payable, related party	2,913,453	296,798	3,111,381	3,408,179
Repayment of notes payable, related parties	(1,726,964)	(309,700)	(1,385,464)	(1,695,164)
Proceeds from the issuance of preferred stock	0	1,926,000		1,926,000
Proceeds from the issuance of common stock	1,921,000	550,000	1,921,000	2,471,000
Total cash provided by financing activities	2,479,467	2,491,511	3,680,108	6,171,619
Effect of foreign currency exchange rate on cash	333,261	131,964	(24,439)	107,525
INCREASE/(DECREASE) IN CASH	248,659	(98,094)	277,565	179,471
BEGINNING CASH	0	277,565	0	0
ENDING CASH	248,659	179,471	277,565	179,471
Interest paid	(4,023)	0	0	0
Income taxes paid	0	0	0	0
Supplemental disclosure of non-cash investing activities:
Related party notes transferred to convertible notes	0	(520,988)	(300,000)	(820,988)
Shares issued in conversion on convertible note	0	756,569	160,000	916,569
Related party notes settled with subscription to common stock	1,529,000	0	1,100,000	1,100,000
Related party notes settled with subscription to preferred stock	0	472,000	429,000	901,000
Fair value of deemed derivative liability	0	3,003,998		3,003,998
Net assets acquired in reverse merger with Power Save	(63,207)	0	(63,207)	(63,207)
Net assets acquired in Sulfatos Chile acquisition	5,068,464	0	5,068,464	5,068,464
Net assets disposed of in Power Save sale	62,138	0	62,138	62,138
Effect of reverse merger with Power Save	(24,635)	0	(24,635)	(24,635)
Contributed capital in Sulfatos Chile acquisition	2,696,455	0	2,696,455	2,696,455
Contributed capital on Power Save sale	$ 41,496	$ 0	$ 41,496	$ 41,496